Consolidated Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows - operating activities
Net earnings	$ 7,396,000,000	$ 6,257,000,000	$ 6,278,000,000
Less net earnings (loss) attributable to noncontrolling interests	162,000,000	53,000,000	63,000,000
Net earnings (loss) attributable to the Company	7,234,000,000	6,204,000,000	6,215,000,000
(Earnings) loss from discontinued operations	(896,000,000)	329,000,000	322,000,000
Adjustments to reconcile net earnings attributable to GECC to cash provided from operating activities
Depreciation and amortization of property, plant and equipment	6,533,000,000	6,918,000,000	6,359,000,000
Deferred income taxes	(837,000,000)	(750,000,000)	(574,000,000)
Decrease/(increase) in Inventories	27,000,000	33,000,000	(27,000,000)
Increase (decrease) in accounts payable	57,000,000	281,000,000	(908,000,000)
Provision for losses on financing receivables	4,079,000,000	4,790,000,000	3,760,000,000
All other operating activities	2,259,000,000	2,110,000,000	4,522,000,000
Cash from (used for) operating activities - continuing operations	18,456,000,000	19,915,000,000	19,669,000,000
Cash from (used for) operating activities - discontinued operations	(511,000,000)	(501,000,000)	2,378,000,000
Cash from (used for) operating activities	17,945,000,000	19,414,000,000	22,047,000,000
Cash flows - investing activities
Additions to property, plant and equipment	(10,410,000,000)	(9,978,000,000)	(11,876,000,000)
Dispositions of property, plant and equipment	6,238,000,000	5,881,000,000	6,184,000,000
Net decrease (increase) in financing receivables	(4,674,000,000)	2,934,000,000	926,000,000
Proceeds from sale of discontinued operations	232,000,000	528,000,000	227,000,000
Proceeds from principal business dispositions	2,320,000,000	1,983,000,000	458,000,000
Net cash from (payments for) principal businesses purchased	(548,000,000)	6,384,000,000	0
All other investing activities	5,049,000,000	14,934,000,000	19,968,000,000
Cash from (used for) investing activities - continuing operations	(1,793,000,000)	22,666,000,000	15,887,000,000
Cash from (used for) investing activities - discontinued operations	689,000,000	1,136,000,000	(1,496,000,000)
Cash from (used for) investing activities	(1,104,000,000)	23,802,000,000	14,391,000,000
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)	(6,781,000,000)	(13,892,000,000)	(1,361,000,000)
Net increase (decrease) in bank deposits	13,286,000,000	2,197,000,000	2,450,000,000
Newly issued debt (maturities longer than 90 days)
Newly issued debt (maturities longer than 90 days)	33,849,000,000	44,275,000,000	56,642,000,000
Repayments and other debt reductions (maturities longer than 90 days)
Repayments and other debt reductions (maturities longer than 90 days)	(52,217,000,000)	(55,140,000,000)	(103,908,000,000)
Proceeds from issuance of preferred stock	0	990,000,000	3,960,000,000
Dividends paid to shareowners	(3,322,000,000)	(6,283,000,000)	(6,549,000,000)
Synchrony Financial	2,842,000,000	0	0
All other financing activities	(1,089,000,000)	(915,000,000)	(2,866,000,000)
Cash from (used for) financing activities - continuing operations	(13,432,000,000)	(28,768,000,000)	(51,632,000,000)
Cash from (used for) financing activities - discontinued operations	(233,000,000)	(614,000,000)	(861,000,000)
Cash from (used for) financing activities	(13,665,000,000)	(29,382,000,000)	(52,493,000,000)
Effect of currency exchange rate changes on cash and equivalents	(3,180,000,000)	(773,000,000)	1,276,000,000
Increase (decrease) in cash and equivalents	(4,000,000)	13,061,000,000	(14,779,000,000)
Cash and equivalents at beginning of year	75,105,000,000	62,044,000,000	76,823,000,000
Cash and equivalents at end of year	75,101,000,000	75,105,000,000	62,044,000,000
Less cash and equivalents of discontinued operations at end of year	320,000,000	376,000,000	355,000,000
Cash and equivalents continuing operations at end of year	74,781,000,000	74,729,000,000	61,689,000,000
Supplemental Cash Flow Information
Cash paid during the year for interest	(8,910,000,000)	(8,146,000,000)	(12,172,000,000)
Cash recovered (paid) during the year for income taxes	$ (1,618,000,000)	$ 2,266,000,000	$ (250,000,000)